LONG-TERM INVESTMENTS (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Net Additions	$ 0
Movements In Foreign Exchange	8
Fair Value Adjustments For The Period	(838)
Fair Value Of Long Term Investments, Ending Balance	810
Fair Value Of Long Term Investments, Beginning Balance	1,640
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Net Additions	36
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	(34)
Fair Value Of Long Term Investments, Ending Balance	53
Fair Value Of Long Term Investments, Beginning Balance	51
Endurance Gold Corp. Common Shares
Statement [Line Items]
Net Additions	0
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	(27)
Fair Value Of Long Term Investments, Ending Balance	28
Fair Value Of Long Term Investments, Beginning Balance	55
Total Fair Value [Member] | Common Shares [Member]
Statement [Line Items]
Net Additions	36
Movements In Foreign Exchange	8
Fair Value Adjustments For The Period	(899)
Fair Value Of Long Term Investments, Ending Balance	891
Fair Value Of Long Term Investments, Beginning Balance	$ 1,746